Intangible assets, net - Land use rights (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Amortization, Continued and Discontinued Operations	$ 472,140	$ 441,489	$ 459,898
Amortization of Intangible Assets	$ 472,140	441,489	$ 441,489
Land use rights
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Remaining Amortization Period	50 years
Intangible Assets, Net (Excluding Goodwill)	$ 200,204	$ 201,755